Preferred Stock - Additional Information (Detail)					1 Months Ended				3 Months Ended	4 Months Ended	12 Months Ended
	Nov. 03, 2018 $ / shares	Jul. 03, 2017	Nov. 03, 2016 USD ($) $ / shares shares	Aug. 25, 2015 shares	Nov. 30, 2016 $ / shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 shares	Feb. 28, 2015 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 02, 2016 shares	Nov. 01, 2016 shares
Class Of Stock [Line Items]
Preferred stock, shares authorized									5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value | $ / shares									$ 0.001	$ 0.001	$ 0.001	$ 0.001
Issuance of stock								2,724,000
Proceeds from issuance of convertible preferred stock value | $						$ 5,300,000		$ 21,800,000			$ 10,300,000
Preferred shares issued, price per share | $ / shares								$ 8.80
Preferred unit description											Each unit consisted of one share of our Series E Convertible Preferred Stock and eight Series C Warrants (the Units).
Separation description											The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August25, 2015. In June 2015, the terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Note 2015 [Member]
Class Of Stock [Line Items]
Convertible debt, amount converted | $											$ 13,666,887
Stock issued during period upon conversion of debt, shares											177
Convertible debt, conversion price | $ / shares											$ 77,214
Series C Warrant
Class Of Stock [Line Items]
Issuance of stock							1					118,000
Conversion of stock, shares converted											138,158
Number of preferred units separated				2,676,000			48,000
Exercised											1
Underwriters Warrants
Class Of Stock [Line Items]
Exercised												14,750
Proceeds from Options Exercised | $												$ 162,250
Options Exercisable , Exercise Price | $ / shares										$ 11.00		$ 11.00
Common Stock
Class Of Stock [Line Items]
Issuance of stock											32	0
Conversion of stock, shares issued			196						4,308,824		40
Exercised											0	0
Common Stock | Series C Warrant
Class Of Stock [Line Items]
Issuance of stock										12	1
Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized									5,000,000		5,000,000
Preferred stock, par value | $ / shares									$ 0.001		$ 0.001
Series E Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized									74,380	2,860,200	74,380	2,860,200	74,380	2,860,200
Preferred stock, shares issued									74,380	88,347	74,380	88,347	74,380
Preferred Stock, Shares Outstanding									74,380	88,347	74,380	88,347	74,380
Issuance of stock												14,750
Conversion of stock, shares converted											13,967	2,650,403
Conversion of stock, shares issued											1	1
Number of shares included in preferred unit											1
Preferred Stock Convertible Into Common Stock Shares									100	101	100	101
Series E Preferred Stock | Series C Warrant
Class Of Stock [Line Items]
Issuance of stock				2,676,000
Series E Preferred Stock | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted												2,650,403
Conversion of stock, shares issued												1
Series F Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized									5,860
Preferred stock, par value | $ / shares											$ 1,000
Preferred stock, shares issued											5,860
Preferred Stock, Shares Outstanding											5,860
Conversion of stock, shares issued											236
Conversion Price Per Share | $ / shares									$ 12,000		$ 12,000
Series F Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, par value | $ / shares			$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding									5,860
Preferred Stock Convertible Into Common Stock Shares									4,308,824		495
Preferred Stock Stated Value Per Share | $ / shares			$ 1,000		$ 1,000
Preferred Stock, Dividend Rate, Percentage			10.00%		10.00%
Convertible Preferred Stock, Terms of Conversion									From and after July 3, 2017, the Series F Preferred Stock shall be convertible at a conversion price equal to 85% of the arithmetic average, in each case, of the lower of (i) the three lowest daily weighted average prices of the our common stock during the twenty (20) consecutive trading day period ending on the trading day immediately preceding the date of determination and (iii) the weighted average price of the our common stock on the trading day immediately preceding the date of determination.		From and after July 3, 2017, the Series F Preferred Stock shall be convertible at a conversion price equal to 85% of the arithmetic average, in each case of the lower of (i) the three lowest daily weighted average prices of the our common stock during the twenty (20) consecutive trading day period ending on the trading day immediately preceding the date of determination and (iii) the weighted average price of the our common stock on the trading day immediately preceding the date of determination.
Mandatorily Convertible Preferred Stock Fair Value | $											$ 3,144,000
Financial Liabilities Fair Value Disclosure | $									$ 11,191,652		$ 5,655,006
Conversion Price Per Share | $ / shares									$ 1.36
Series F Convertible Preferred Stock [Member] | Scenario, Forecast [Member]
Class Of Stock [Line Items]
Convertible debt, convertible percentage	1.25	0.85
Consecutive trading days		20 days
Series F Convertible Preferred Stock [Member] | Note 2015 [Member]
Class Of Stock [Line Items]
Convertible debt, amount converted | $			$ 8,433,113
Stock issued during period upon conversion of debt, shares			8,436
Non Mandatory Convertible Preferred Stock Value Issued | $			$ 8,927,249
Series F Convertible Preferred Stock [Member] | Mandatory Conversion [Member]
Class Of Stock [Line Items]
Conversion of stock, shares converted			2,096
Series F Convertible Preferred Stock [Member] | Common Stock
Class Of Stock [Line Items]
Convertible debt, conversion price | $ / shares			$ 12,000
Series F Convertible Preferred Stock [Member] | Common Stock | Scenario, Forecast [Member]
Class Of Stock [Line Items]
Convertible debt, conversion price | $ / shares	$ 12,000
Series F Convertible Preferred Stock [Member] | Common Stock | Mandatory Conversion [Member]
Class Of Stock [Line Items]
Conversion of stock, shares issued			196